[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President and Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
          January 29, 2010
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company M’s Versatile Product VIII Flexible Premium Life Insurance Policy Post-Effective Amendment No. 7, File No. 333-152224
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No.7 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy designated as M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policy (“MVP VIII”) which will be funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”). MVP VIII is a product whose general design is based upon M’s Versatile Product VII Flexible Premium Variable Life Insurance Policy (“MVP VII”), File #333-152224, which went effective on October 10, 2008.
This filing addresses concerns raised in the Commission’s letter dated December 30, 2009 regarding Pacific Life’s Post-Effective Amendment No. 5 filing dated November 3, 2009. We have addressed the Commission’s concerns by adding more detailed disclosure to the prospectus supplement which adds the Indexed Fixed Account to MVP VIII. The disclosure relates to the current legal status of equity-indexed investment options. We have also expanded the Indexed Fixed Account Supplement disclosure to differentiate the Indexed Fixed Account’s features from those of the Equity Indexed variable investment option which invests in the Equity Index Portfolio of the Pacific Select Fund. In addition, more expansive disclosure is provided to highlight the significant features of the Indexed Fixed Account, including an explanation, in Plain English, of how interest is credited in the event of a withdrawal, surrender or policy loan.
No fees are required in connection with this filing.
Please contact me with any questions or comments.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant